RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RETIREMENT PLAN
Minimum period of service to be completed in order to participate in the retirement plan	3 months
Minimum age to be attained in order to participate in the retirement plan	18 years
Employee's contribution limit as a percentage of annual compensation under the 401 (k) profit sharing plan	80.00%
Retirement plan contributions charged to operations	$ 161,000	$ 125,000	$ 110,000